SUPPLEMENTAL FINANCIAL INFORMATION (Condensed Consolidated Statement of Financial Position) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	$ 316	$ 438	$ 491
Restricted Cash and Cash Equivalents, Current	56	65
Inventory, Net	474	418
Derivative Instruments and Hedges, Assets	148	141
Regulatory Assets, Current	165	138
Receivables and other current assets	1,620	1,326
Total current assets	2,832	2,526
Property, Plant and Equipment, Net	18,712	16,995
Other Assets, Noncurrent [Abstract]
Deferred income taxes	175	138
Derivative instruments	19	112
Regulatory assets	1,404	1,273
Net investment in direct financing lease	475	481
Investments subject to significant influence	1,316	1,215
Goodwill	6,313	5,805	6,213
Other long term assets	291	261
Total other assets	10,770	9,285
Assets, Total	32,314	28,806
Liabilities, Current [Abstract]
Short-term debt	1,186	1,241
Current portion of long-term debt	1,119	741
Accounts payable	1,289	1,161
Derivative instruments	260	227
Regulatory liabilities	251	226
Other current liabilities	428	350
Total current liabilities	4,553	3,946
Liabilities, Noncurrent [Abstract]
Long-term debt	14,292	13,140
Deferred income taxes	1,320	1,023
Derivative instruments	105	83
Regulatory liabilities	2,359	2,242
Other long-term liabilities	686	609
Total long-term liabilities	19,403	17,656
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	5,816	5,601	4,738
Preferred Stock, Value, Issued	1,004	709
Contributed surplus	84	76
Accumulated other comprehensive Income	338	(165)
Retained earnings	1,075	891
Total Emera Incorporated equity	8,317	7,112
Non-controlling interest in subsidiaries	41	92
Total equity	8,358	7,204	$ 6,845
Liabilities and Equity, Total	32,314	28,806
Consolidation, Eliminations [Member]
Assets, Current [Abstract]
Total current assets	(244)	(173)
Property, Plant and Equipment, Net	(3)	0
Other Assets, Noncurrent [Abstract]
Regulatory assets	0	0
Goodwill	0	0
Other long term assets	(17,235)	(15,089)
Total other assets	(17,235)	(15,089)
Assets, Total	(17,482)	(15,262)
Liabilities, Current [Abstract]
Total current liabilities	(265)	(202)
Liabilities, Noncurrent [Abstract]
Long-term debt	(6,994)	(6,485)
Deferred income taxes	6	7
Regulatory liabilities	0	0
Other long-term liabilities	(21)	(24)
Total long-term liabilities	(7,009)	(6,502)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Total Emera Incorporated equity	(10,227)	(8,578)
Non-controlling interest in subsidiaries	19	20
Total equity	(10,208)	(8,558)
Liabilities and Equity, Total	(17,482)	(15,262)
Parent Company [Member]
Assets, Current [Abstract]
Total current assets	146	358
Property, Plant and Equipment, Net	24	17
Other Assets, Noncurrent [Abstract]
Regulatory assets	0	0
Goodwill	0	0
Other long term assets	11,457	9,761
Total other assets	11,457	9,761
Assets, Total	11,627	10,136
Liabilities, Current [Abstract]
Total current liabilities	368	129
Liabilities, Noncurrent [Abstract]
Long-term debt	2,906	2,861
Deferred income taxes	0	0
Regulatory liabilities	0	0
Other long-term liabilities	36	34
Total long-term liabilities	2,942	2,895
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Total Emera Incorporated equity	8,317	7,112
Non-controlling interest in subsidiaries	0	0
Total equity	8,317	7,112
Liabilities and Equity, Total	11,627	10,136
Subsidiary Issuer [Member]
Assets, Current [Abstract]
Total current assets	67	30
Property, Plant and Equipment, Net	0	0
Other Assets, Noncurrent [Abstract]
Regulatory assets	0	0
Goodwill	0	0
Other long term assets	4,660	4,285
Total other assets	4,660	4,285
Assets, Total	4,727	4,315
Liabilities, Current [Abstract]
Total current liabilities	695	12
Liabilities, Noncurrent [Abstract]
Long-term debt	3,709	4,034
Deferred income taxes	3	4
Regulatory liabilities	0	0
Other long-term liabilities	0	0
Total long-term liabilities	3,712	4,038
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Total Emera Incorporated equity	320	265
Non-controlling interest in subsidiaries	0	0
Total equity	320	265
Liabilities and Equity, Total	4,727	4,315
Guarantor Subsidiaries [Member]
Assets, Current [Abstract]
Total current assets	1,767	1,420
Property, Plant and Equipment, Net	13,745	12,258
Other Assets, Noncurrent [Abstract]
Regulatory assets	645	587
Goodwill	6,208	5,709
Other long term assets	971	156
Total other assets	7,824	6,452
Assets, Total	23,336	20,130
Liabilities, Current [Abstract]
Total current liabilities	2,829	3,293
Liabilities, Noncurrent [Abstract]
Long-term debt	10,243	8,468
Deferred income taxes	668	447
Regulatory liabilities	2,118	1,888
Other long-term liabilities	874	691
Total long-term liabilities	13,903	11,494
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Total Emera Incorporated equity	6,604	5,343
Non-controlling interest in subsidiaries	0	0
Total equity	6,604	5,343
Liabilities and Equity, Total	23,336	20,130
Non-Guarantor Subsidiaries [Member]
Assets, Current [Abstract]
Total current assets	1,096	891
Property, Plant and Equipment, Net	4,946	4,720
Other Assets, Noncurrent [Abstract]
Regulatory assets	759	686
Goodwill	105	96
Other long term assets	3,200	3,094
Total other assets	4,064	3,876
Assets, Total	10,106	9,487
Liabilities, Current [Abstract]
Total current liabilities	926	714
Liabilities, Noncurrent [Abstract]
Long-term debt	4,428	4,262
Deferred income taxes	643	565
Regulatory liabilities	241	354
Other long-term liabilities	543	550
Total long-term liabilities	5,855	5,731
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Total Emera Incorporated equity	3,303	2,970
Non-controlling interest in subsidiaries	22	72
Total equity	3,325	3,042
Liabilities and Equity, Total	$ 10,106	$ 9,487